Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 43,678	¥ 37,772
Currency translation differences	216	38
Fair value changes on financial assets at fair value through other comprehensive income	3,428	944
Share of other comprehensive income (losses) of associates	1	(2)
Share based compensation	276	253
Exercise of share options/RSU	45	97
Additional equity interests in non-wholly owned subsidiaries	(2)	(35)
Ending balance	49,316	41,024
Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	2,187	903
Currency translation differences	216	38
Fair value changes on financial assets at fair value through other comprehensive income	3,428	944
Share of other comprehensive income (losses) of associates	1	(2)
Share based compensation	276	253
Exercise of share options/RSU	(275)	(281)
Additional equity interests in non-wholly owned subsidiaries	(2)	(33)
Ending balance	5,831	1,822
Share based compensation reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,470	1,416
Share based compensation	276	253
Exercise of share options/RSU	(275)	(281)
Ending balance	1,471	1,388
Contribution from ultimate holding company | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463
Ending balance	463	463
PRC statutory reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	94	79
Ending balance	94	79
Foreign currency translation reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	712	451
Currency translation differences	216	38
Ending balance	928	489
Fair value reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	356	(675)
Fair value changes on financial assets at fair value through other comprehensive income	3,428	944
Ending balance	3,784	269
Others | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(908)	(831)
Share of other comprehensive income (losses) of associates	1	(2)
Additional equity interests in non-wholly owned subsidiaries	(2)	(33)
Ending balance	¥ (909)	¥ (866)